Other gains, net - Schedule of Other Gains, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Other Gains Net Abstract
Non-operating income	¥ 22,730		¥ 24,416	¥ 7,617
Non-operating expenses	(1,802)		(333)	(300)
Total	¥ 20,928	$ 2,867	¥ 24,083	¥ 7,317